Investments in associates - Summarized financial information relating to associates (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Sales and other operating revenues		$ 248,891	$ 164,195	$ 109,078
Profit (loss) before interest and taxation		18,039	18,082	(21,740)
Finance costs		2,703	2,857	3,115
Profit (loss) before taxation		15,405	15,227	(24,888)
Taxation		16,762	6,740	(4,159)
Non-controlling interests		1,130	922	(424)
Profit for the year		(2,487)	7,565	(20,305)
Other comprehensive income	[1],[2]	8,208	2,065	(1,641)
Total comprehensive income	[1],[2]	6,851	10,552	(22,370)
Non-current assets		180,432	194,682
Current assets		107,688	92,590
Total assets		288,120	287,272
Current liabilities		99,018	80,287
Non-current liabilities		106,112	116,546
Total liabilities		205,130	196,833
Net assets		82,990	90,439
Non-controlling interests		15,437	14,976
bp shareholders’ equity		67,553	75,463
Group investment in associates	[3]	8,201	21,001
Rosnefta
Disclosure of associates [line items]
Sales and other operating revenues			26,163	17,535
Profit (loss) before interest and taxation		(24,561)	4,084	295
Finance costs			299	372
Profit (loss) before taxation		25,520	3,785	(77)
Taxation			707	51
Non-controlling interests			384	101
Profit for the year			2,694	(229)
Other comprehensive income			12	336
Total comprehensive income			2,706	107
Non-current assets			34,346
Current assets			10,088
Total assets			44,434
Current liabilities			10,368
Non-current liabilities			17,210
Total liabilities			27,578
Net assets			16,856
Non-controlling interests			2,502
bp shareholders’ equity			14,354
Loans made by group companies to associates			0
Group investment in associates		0	14,354
Other associates
Disclosure of associates [line items]
Sales and other operating revenues			10,005	5,946
Profit (loss) before interest and taxation			1,602	276
Finance costs			73	80
Profit (loss) before taxation			1,529	196
Taxation			767	67
Non-controlling interests			0	1
Profit for the year			762	128
Other comprehensive income			27	(19)
Total comprehensive income			789	109
Non-current assets			9,259
Current assets			2,418
Total assets			11,677
Current liabilities			1,876
Non-current liabilities			3,298
Total liabilities			5,174
Net assets			6,503
Non-controlling interests			0
bp shareholders’ equity			6,503
Loans made by group companies to associates			144
Group investment in associates		8,201	6,647
Associates
Disclosure of associates [line items]
Sales and other operating revenues		14,841	36,168	23,481
Profit (loss) before interest and taxation		3,053	5,686	571
Finance costs		73	372	452
Profit (loss) before taxation		2,980	5,314	119
Taxation		1,498	1,474	118
Non-controlling interests		80	384	102
Profit for the year		1,402	3,456	(101)
Other comprehensive income		352	39	317
Total comprehensive income		1,754	3,495	216
Non-current assets		11,993	43,605
Current assets		3,368	12,506
Total assets		15,361	56,111
Current liabilities		2,936	12,244
Non-current liabilities		4,255	20,508
Total liabilities		7,191	32,752
Net assets		8,170	23,359
Non-controlling interests		0	2,502
bp shareholders’ equity		8,170	20,857
Loans made by group companies to associates		31	144
Group investment in associates		$ 8,201	21,001
Rosnefta
Disclosure of associates [line items]
Sales and other operating revenues			118,755	82,786
Profit (loss) before interest and taxation			18,537	1,270
Finance costs			1,357	1,742
Profit (loss) before taxation			17,180	(472)
Taxation			3,209	208
Non-controlling interests			1,743	482
Profit for the year			12,228	(1,162)
Other comprehensive income			54	1,653
Total comprehensive income			12,282	$ 491
Non-current assets			155,898
Current assets			45,790
Total assets			201,688
Current liabilities			47,061
Non-current liabilities			78,117
Total liabilities			125,178
Net assets			76,510
Non-controlling interests			11,357
bp shareholders’ equity			$ 65,153

[1]	See Note 31 for further information.
[2]	See Note 32 for further information.
[3]	See Note 1 - Significant judgements and estimate: investment in Rosneft for further information